SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
NUMBER OF AWARDS
Granted (in shares)		41,787	154,666
Forfeited (in shares)		(194,593)	(6,042)
Exercised (in shares)		(158,247)
Expired (in shares)		(29,583)
Plan and Founders Award
NUMBER OF AWARDS
Period start, outstanding (in shares)		5,852,864	5,562,984
Granted (in shares)	4,056,770	41,787	154,666
Forfeited (in shares)		(194,593)	(6,042)
Exercised (in shares)		(208,247)
Expired (in shares)		(29,583)	(5,828)
Period end, outstanding (in shares)		5,462,228	5,705,780
Exercisable (in shares)		884,503	641,301
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares		$ 8.25	$ 8.03
Granted (in usd per share) | $ / shares		8.47	9.55
Forfeited (in usd per share) | $ / shares		13.14	14.61
Exercised (in usd per share) | $ / shares		3.52
Expired (in usd per share) | $ / shares		14.27	3.52
Period end, exercise price (in usd per share) | $ / shares		8.23	8.07
Exercisable (in usd per share) | $ / shares		$ 8.51	$ 7.39